SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2006	May 31, 2004	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jun. 06, 2011 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Jun. 06, 2011 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member] USD ($)		Dec. 31, 2012 Warrant [Member]	Feb. 28, 2010 Consultant [Member]	Dec. 31, 2012 Consultant [Member] USD ($)	Dec. 14, 2011 Options to Employees and Management [Member] USD ($)	Jun. 21, 2011 Options to Employees and Management [Member] USD ($)
Stock Compensation:
Additional options authorized	700,000	650,000
Options outstanding			1,290,841				1,689,480
Minimum exercise price			$ 1.3
Maximum exercise price			$ 4.27
Options available for future grant			53,182
Options granted			15,000														402,000	140,000
Vesting period																	3 years	2 years
Exercise price																	$ 2.25	$ 2.2
Exercisable at the end of the year			985,494
Unrecognized compensation costs related to non-vested share-based compensation arrangements			$ 303
Weighted average grant date fair values of options granted			$ 1.85	$ 1.17
Share-based compensation with consultants:
Shares issued for services															75,000	250,000
Compensation expenses																813
Private placement transaction:
Issuance of Ordinary shares and Warrants, net (Note 12f), shares										1,425,000		1,425,000	[1]
Ordinary shares, par value per share						0.04	0.04
Issuance of Ordinary shares and Warrants, net (Note 12f)				2,497	[1]					2,497		17	[1]
Share price										$ 2.0
Issuance costs associated with issuance of Ordinary shares and Warrants				$ 353						$ 353
Number of shares covered by warrants								441,750
Term of warrants								5 years
Date from which warrants can be exercised								Jun. 13, 2011
Exercise price of warrants								2.2
Warrants exercised									112,500
Conversion of warrants into shares											26,533			(55,575)

[1]	Net of issuance expenses in the amount of $ 353